Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2023
Related Party Balances and Transactions
Related Party Balances and Transactions

Note 13 - Related Party Balances and Transactions

The relationship of related parties is summarized as follow:

Name of Related Party	Relationship to the Company
Zhengyu Wang	Chairman of Board of Directors
Yefang Zhang	Director
Wangfeng Yan	Chief Executive Officer
Aihong Wang	A relative of Zhengyu Wang
LiShui JiuAnJu Commercial Trade Co., Ltd. (“LJC”)	A company controlled by Wangfeng Yan
Forasen Group	A company controlled by Zhengyu Wang
Zhejiang Forasen Food Co., Ltd. (“Forasen Food”) (i)	A company controlled by Yefang Zhang
Zhejiang Nongmi Food Co., Ltd. (“Nongmi Food”)	A company controlled by Yefang Zhang
Zhejiang Nongmi Biotechnology Co., Ltd. (“Nongmi Biotechnology”)	A company controlled by Yefang Zhang
Zhejiang Nongmi Ecological Technology Co., Ltd. (“Nongmi Ecological”)	A company controlled by Yefang Zhang
Xigema Holding Hangzhou Co., Ltd. (“Xigema”)	A company controlled by Aihong Wang

(i) Forasen Food no longer as a related party due to its shareholder which was controlled by Yefang Zhang had sold it in September 2021.

Due to related parties

The balances due to related parties were as follows:

	December 31,	December 31,
	2023	2022
Mr. Zhengyu Wang and his affiliates	$756,965	$857,746
Mr. Wangfeng Yan, and his affiliates	146,502	189,766
Total	$903,467	$1,047,512

Mr. Zhengyu Wang, Chairman and previous CEO of the Company, As of December 31, 2023 and 2022, the Company borrowed $756,965 and $857,746 from Mr. Zhengyu Wang and his affiliates for working capital purpose.

Mr. Wangfeng Yan, the CEO of the Company, and his affiliates, also made advances to the Company. The balance due to Mr. Wangfeng Yan and his affiliates was $146,502 and $189,766 as of December 31, 2023 and 2022, respectively.

All balances of due to the related parties were unsecured, interest-free and due upon demand.

Disposal of fixed asset to related party

On July 29, 2021, Tantech Bamboo entered into a sales agreement with Xigema Holding Hangzhou Co., Ltd. (“Xigema”) to sale part of its real property for an amount of approximately $0.8 million (RMB4,923,564).

Lease arrangement with related party

On July 6, 2020, Tantech Bamboo signed a lease agreement with Zhejiang Forasen Food Co., Ltd. (“Forasen Food”) to lease part of its production facilities of approximately 1,914 square meters to Forasen Food for ten years with monthly rent of approximately $5,900 (RMB38,280). Forasen Food is controlled by Ms. Yefang Zhang who is the director of the Company. For the year ended December 31, 2021, the Company recorded rent income of $68,540 from Forasen Food. This lease agreement was terminated on July 13, 2021.

Lease arrangement with related party (continued)

On July 13, 2021, Tantech Bamboo signed a lease agreement with Zhejiang Nongmi Food Co., Ltd. (“Nongmi Food”) to lease part of its production facilities of approximately 1,180 square meters to Nongmi Food for ten years with monthly rent of approximately $2,200 (RMB15,338). Nongmi Food is controlled by Ms. Yefang Zhang who is the director of the Company. For the years ended December 31, 2023, 2022 and 2021, the Company recorded rent income of $64,231, $23,001 and $13,086 from Nongmi Food, respectively.

On July 13, 2021, Tantech Bamboo signed a lease agreement with Zhejiang Nongmi Biotechnology Co., Ltd. (“Nongmi Biotechnology”) to lease part of its production facilities of approximately 1,914 square meters to Nongmi Biotechnology for ten years with monthly rent of approximately $5,400 (RMB38,280). Nongmi Biotechnology is controlled by Ms. Yefang Zhang who is the director of the Company. For the years ended December 31,2023, 2022 and 2021, the Company recorded rent income of $28,149, $66,038 and $36,332 from Nongmi Biotechnology.

On March 1, 2023, Tantech Bamboo signed a lease agreement with Zhejiang Nongmi Ecological Technology Co., Ltd (“Nongmi Ecological”) to lease part of its production facilities of approximately 479 square meters to Nongmi Ecological for five years with monthly rent of approximately $1,700 (RMB11,975). Nongmi Ecological is controlled by Ms. Yefang Zhang who is the director of the Company. For the years ended December 31,2023, 2022 and 2021, the Company recorded rent income of $18,937, $nil and $nil from Nongmi Ecological.

Guaranty provided by related parties

Mr. Zhengyu Wang, Ms. Yefang Zhang and Ms. Aihong Wang, Forasen Group and LJC provided guarantees to the Company’s bank loans (See Note 10).

Guaranty provided for related parties

In July 2020, Tantech Bamboo provided a guarantee with Bank of China Lishui Branch for Forasen Food for maximum amount of approximately $1.4 million (RMB10 million) by pledging certain land and building as the collateral for the loan. The guarantee has expired on July 8, 2023. Forasen Food is controlled by Ms. Yefang Zhang who is the Company’s director.